Non-controlling Interests (Details 2) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Statement [Line Items]
Cash flows used in operating activities	$ (1,503,512)	$ (11,202,820)	$ (7,164,881)
Cash flows provided by investing activities			(71,550)
Cash flows provided by financing activities	1,335,889	11,233,521	4,089,644
Effects of exchange rate changes on cash	2,417	(11,910)	19,805
Net (decrease) increase in cash	(165,206)	18,791	(3,126,982)
Non controlling Interests Member
Statement [Line Items]
Cash flows used in operating activities	(650,077)	(85,505)	(214,794)
Cash flows provided by investing activities			275,525
Cash flows provided by financing activities	614,723	60,000
Effects of exchange rate changes on cash	(11)	(26)	1
Net (decrease) increase in cash	$ (36,232)	$ (25,531)	$ 60,732